Background information of business and organization (Details)	12 Months Ended
	Dec. 31, 2013 Xinyuan International Property Investment Co Ltd [Member] USD ($)		Dec. 31, 2013 Xinyuan International (HK) Property Investment Co., Limited. [Member] HKD		Dec. 31, 2013 XIN Development Group International Inc. [Member] USD ($)		Dec. 31, 2013 Xinyuan Real Estate, Ltd. ("Xinyuan") [Member] USD ($)		Dec. 31, 2013 South Glory International Ltd [Member] HKD		Dec. 31, 2013 Victory Good Development Ltd [Member] HKD		Dec. 31, 2013 Elite Quest Holdings Ltd [Member] HKD		Dec. 31, 2013 XIN Irvine, LLC [Member] USD ($)		Dec. 31, 2013 Vista Sierra, LLC [Member] USD ($)		Dec. 31, 2013 XIN Development Management East, LLC [Member] USD ($)		Dec. 31, 2013 XIN NY Holding, LLC [Member] USD ($)		Dec. 31, 2013 421 Kent Development, LLC [Member] USD ($)		Dec. 31, 2013 Xinyuan Sailing Co., Ltd. [Member] HKD		Dec. 31, 2013 Zhengzhou Yasheng Construction Material Co., Ltd. [Member] USD ($)		Dec. 31, 2013 Zhengzhou Jiasheng Real Estate Co., Ltd. [Member] USD ($)		Dec. 31, 2013 Zhengzhou Yusheng Landscape Design Co., Ltd. [Member] USD ($)		Dec. 31, 2013 Xinyuan (China) Real Estate, Ltd. ("WFOE") [Member] USD ($)		Dec. 31, 2013 Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member] CNY	Dec. 31, 2013 Qingdao Xinyuan Xiangrui Real Estate Co Ltd [Member] CNY	Dec. 31, 2013 Shandong Xinyuan Real Estate Co., Ltd. ("Shandong Xinyuan") [Member] CNY	Dec. 31, 2013 Xinyuan Property Service Co Ltd [Member] CNY	Dec. 31, 2013 Zhengzhou Mingyuan Landscape Engineering Co Ltd [Member] CNY	Dec. 31, 2013 Zhengzhou Xinyuan Computer Network Engineering Co Ltd [Member] CNY	Dec. 31, 2013 Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member] CNY	Dec. 31, 2013 Suzhou Xinyuan Real Estate Development Co., Ltd. ("Suzhou Xinyuan") [Member] CNY	Dec. 31, 2013 Anhui Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2013 Kunshan Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2013 Xinyuan Real Estate (Chengdu) Co., Ltd. [Member] CNY	Dec. 31, 2013 Xuzhou Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2013 Henan Jiye Real Estate Co Ltd [Member] CNY	Dec. 31, 2013 Beijing Xinyuan Wanzhong Real Estate Co., Ltd. ("Beijing Wanzhong") [Member] CNY	Dec. 31, 2013 Beijing Heju Construction Material Co. Ltd. [Member] CNY	Dec. 31, 2013 Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member] CNY	Dec. 31, 2013 Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member] CNY	Dec. 31, 2013 Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member] CNY	Dec. 31, 2013 Henan Xinyuan Priority Commercial Management Co., Ltd. [Member] CNY	Dec. 31, 2013 Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2013 Jiangsu Jiajing Real Estate Co., Ltd. [Member] CNY		Dec. 31, 2013 Beijing Xinyuan Jiye Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2013 Beijing XIN Media Co., Ltd. [Member] CNY	Dec. 31, 2013 Xingyang Xinyuan Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2013 APEC Construction Investment (Beijing) Co., Ltd. [Member] CNY	Dec. 31, 2013 Zhengzhou Shengdao Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2013 Beijing Xinxiang Huicheng Decoration Co., Ltd. [Member] CNY	Dec. 31, 2013 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2013 Xinrongji (Beijing) Investment Co., Ltd. [Member] CNY
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Oct. 06, 2011		Oct. 26, 2011		Nov. 10, 2011		Jan. 27, 2006		Jan. 17, 2001		Jan. 17, 2001		Nov. 19, 2001		Jul. 12, 2012		May 01, 2012		Aug. 28, 2012		Aug. 29, 2012		Aug. 29, 2012		Jun. 21, 2013		Oct. 22, 2013		Dec. 02, 2013		Dec. 25, 2013		Apr. 10, 2006		May 19, 1997	Feb. 09, 2006	Jun. 02, 2006	Dec. 28, 1998	Feb. 17, 2004	May 26, 2004	Dec. 29, 2011	Nov. 24, 2006	Dec. 07, 2006	Jan. 31, 2008	Jun. 12, 2007	Nov. 09, 2009	Nov. 15, 2009	Mar. 04, 2008	Jan. 16, 2009	Jan. 16, 2009	Jun. 13, 2005	Mar. 08, 2012	Aug. 10, 2012	Sep. 20, 2012	Mar. 28, 2005	[1]	Feb. 17, 2013	Jul. 10, 2013	Jul. 25, 2013	Aug. 01, 2013	Oct. 14, 2013	Oct. 18, 2013	Dec. 04, 2013	Dec. 25, 2013
Paid up capital	$ 500,000	[2]	3,000,000	[2]	$ 0	[2]	$ 50,000,000	[2]	10,000	[2]	10,000	[2]	10,000	[2]	$ 50,000	[2]	$ 0	[2]	$ 1,000	[2]	$ 1,000	[2]	$ 1,000	[2]	3,000,000	[2]	$ 50,000,000	[2]	$ 60,000,000	[2]	$ 70,000,000	[2]	$ 307,000,000	[2]	200,000,000	10,000,000	300,000,000	50,000,000	2,000,000	2,000,000	20,000,000	200,000,000	50,000,000	200,000,000	220,000,000	200,000,000	50,000,000	900,000,000	30,000,000	30,000,000	10,000,000	30,000,000	2,000,000	200,000,000	150,000,000	[1]	200,000,000	10,000,000	200,000,000	100,000,000	20,000,000	10,000,000	300,000,000	100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	[1]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

[1]	Acquired on October 18, 2013
[2]	Expressed in US$'000 or HK$'000